ATTORNEYS AT LAW

1025 Thomas Jefferson Street, NW | Suite 400 West

Washington, DC 20007-5208

202.965.8100 | fax 202.965.8104

www.carltonfields.com

Atlanta

Florham Park

Hartford

Los Angeles

Miami

New York

Orlando

Tallahassee

Tampa

Washington, DC

West Palm Beach

January 30, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Initial Registration Statement on Form S-3 for
Brighthouse Life Insurance Company
Brighthouse Shield® Level II Advisory Annuity

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

The Registration Statement includes (i) certain revisions describing new Contract features, and (ii) other revisions integrating into the prospectus disclosure that was previously included in prospectus supplements:

●	Changes being presented for the first time:

○     New Interim Value calculation method

○     New version of Performance Lock feature

○     Addition of Holding Account

●	Disclosure that was previously in supplements that is being integrated into the prospectus:

○     Step Rate Edge rate crediting type

○     Expanded term length options

○     Nasdaq-100 Index®

○     Annuity Service Office contact information change

○     Information regarding the SECURE 2.0 Act of 2022

With the exception of the last two items set forth above, the revisions being made to the prospectus in the Registration Statement have been previously discussed with the Staff.

Carlton Fields, P.A.

Carlton Fields, P.A. practices law in California through Carlton Fields, LLP.

Securities and Exchange Commission

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 965-8139. We greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner
Attorney at Law
Carlton Fields

cc:	Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Financial, Inc.
Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.
Dionne Sutton, Managing Corporate Counsel, Brighthouse Financial, Inc.